Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Post- employment Obligations Associated with Defined Benefits Plan
a)	The post-employment obligations associated with the defined benefits plan as of December 31, 2017, 2016 and 2015 are as follows:

	Balance as of
Post-employment obligations	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Post-employment obligations	14,875,948	15,820,557	15,271,416
Total	14,875,948	15,820,557	15,271,416
Non-current portion	14,875,948	15,820,557	15,271,416

Summary of Changes in Post-employment Defined Benefit Obligations
b)	The balance and changes in post-employment defined benefit obligations as of and for the years ended December 31, 2017, 2016 and 2015 are as follows:

Actuarial Value of Post-employment Obligations	ThCh$
Opening Balance as of January 1, 2015	43,461,827
Current service cost (*)	2,271,559
Net interest cost (*)	3,320,289
Actuarial gains from changes in financial assumptions (*)	(82,320)
Actuarial losses from changes in seniority adjustments (*)	298,968
Foreign currency translation differences	(3,557,400)
Contributions paid by the Company	(8,839,400)
Defined benefit plan obligations from the past service costs	(523)
Transfer of personnel	(53,242)
Classified as liabilities associated with assets held for distribution to owners	(21,548,342)
Closing balance as of December 31, 2015	15,271,416
Current service cost	802,823
Net interest cost	705,211
Actuarial gains from changes in financial assumptions	245,683
Actuarial gains from changes in seniority adjustments	1,511,719
Contributions paid by the Company	(2,949,958)
Transfer of personnel	224,066
Other changes	9,597
Closing balance as of December 31, 2016	15,820,557
Current service cost	790,850
Net interest cost	691,075
Actuarial gains from changes in financial assumptions	(310,557)
Actuarial gains from changes in seniority adjustments	58,581
Contributions paid by the Company	(1,993,830)
Transfer of personnel	(180,728)
Closing balance as of December 31, 2017	14,875,948

(*) Current service costs related to continuing operations of the Group amounted to ThCh$ 1,063,547 for the year ended December 31, 2015. Net interest cost related to continuing operations of the Group amounted to ThCh$ 759,311 for the year ended December 31, 2015. Finally, the actuarial losses related to continuing operations of the Group amounted to ThCh$ 830,089 for the year ended December 31, 2015.

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income
c)	The following amounts were recognized in the consolidated statement of comprehensive income for continuing and discontinued operations for the years ended December 31, 2017, 2016 and 2015:

	For the years ended
Expense Recognized in Comprehensive Income Statement	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
Current service cost for defined benefits plan	790,850	802,823	2,271,559
Interest cost for defined benefits plan	691,075	705,211	3,320,289
Past service costs	-	-	(523)
Expenses recognized in the Statement of Income	1,481,925	1,508,034	5,591,325
Losses from remeasurement of defined benefit plans	(251,976)	1,757,402	216,648
Total expense recognized in Comprehensive Income Statement	1,229,949	3,265,436	5,807,973

Summary of Assumptions Used in Actuarial Calculation of Defined Benefits

As of December 31, 2017, 2016 and 2015 the following assumptions were used in the actuarial calculation of defined benefits:

	Chile
Actuarial assumptions	12-31-2017	12-31-2016	12-31-2015
Discount rates used	5.00%	4.70%	4.95%
Expected rate of salary increases	4.00%	4.00%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 and RV-M-2014	RV 2009
Expected rotation rate	3.8%	4.7%	7.0%

Summary of Expected Flow for Benefits for Next Five Years

The Group’s obligations have a weighted average term of 6.54 years, and the flow for benefits for the next 10 years and more is expected to be as follows:

Years	ThCh$
1	1,914,503
2	1,548,303
3	1,060,730
4	1,718,533
5	1,319,346
More than 5	5,859,301